Average Annual Total Returns - TM Small Cap Momentum Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I Russell 2000® Index (reflects no deductions for fees, expenses or taxes) OneYear	I Russell 2000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	I Russell 2000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N Russell 2000® Index (reflects no deductions for fees, expenses or taxes) OneYear	N Russell 2000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	N Russell 2000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 Russell 2000® Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 Russell 2000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 Russell 2000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	28.11%	13.81%	13.47%	Jan. 27, 2012	27.52%	13.04%	12.79%	17.09%	10.90%	11.02%	19.96%	13.26%	12.20%	27.80%	13.55%	13.36%	Dec. 17, 2012	19.96%	13.26%	12.84%	28.31%	13.92%	10.86%	Jul. 10, 2014	19.96%	13.26%	10.04%